Significant valuation and income recognition differences between US GAAP and - Swiss GAAP banking law (Details)	12 Months Ended
Dec. 31, 2012
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
Percentage of voting interest held in the entities as a condition for consolidation	100.00%
Goodwill, maximum useful life (in years)	5
Goodwill, maximum useful life for justified exceptional cases (in years)	20
Intangible assets with indefinite lives, maximum useful life (in years)	5
Loan commitment notice period for Swiss GAAP (in weeks)	6